Net Periodic Pension Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Domestic
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 9,410	¥ 8,662	¥ 8,805
Interest cost	2,506	2,637	2,301
Expected return on plan assets	(3,358)	(3,255)	(3,054)
Amortization of prior service cost	(4,329)	(4,329)	(4,327)
Recognized actuarial loss	1,140	772	1,174
Net periodic pension costs	5,369	4,487	4,899
Foreign
Defined Benefit Plan Disclosure [Line Items]
Service cost	293	311	297
Interest cost	1,764	1,886	2,123
Expected return on plan assets	(1,259)	(1,210)	(988)
Amortization of prior service cost	8	9	9
Recognized actuarial loss	204	250	283
Net periodic pension costs	¥ 1,010	¥ 1,246	¥ 1,724